RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2012
Jinong [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company (note 10)
Liyu [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company (note 10)
Henan Agriculture University [Member]
Related Party Nature Of Relationship	Being non-controlling interests of Beijing Origin
Xinjiang Jinbo Seed Limited [Member]
Related Party Nature Of Relationship	Being non-controlling interests of Xinjiang Origin